UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/01
Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Chester
Title:		Senior Vice President and Secretary
Phone:		404-836-7130
Signature, Place, and Date of Signing

Elizabeth Chester 	Atlanta, GA	July 12, 2001


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	105

Form 13F Information Table Value Total:  22,241,515



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105   757163 14286091.000SH    SOLE             12418075.000       1868016.000
                                                            225075 4246700.000SH     OTHER               41400.000       4205300.000
Abbott Laboratories            COM              002824100     8957 186600.000SH      SOLE                65800.000        120800.000
American Express Co            COM              025816109     1358 35000.000SH       SOLE                32000.000          3000.000
American Int'l Group           COM              026874107   818705 9630686.000SH     SOLE              8374928.000       1255758.000
                                                            251720 2961062.000SH     OTHER               27412.000       2933650.000
Amgen                          COM              031162100   167759 2764655.000SH     SOLE              2392585.000        372070.000
                                                             52992 873300.000SH      OTHER                8000.000        865300.000
Berkshire Hathaway Inc-Cl A    COM              084670108      555    8.000 SH       SOLE                    7.000             1.000
Bristol-Myers Squibb Co        COM              110122108   633907 12120596.000SH    SOLE             10627516.000       1493080.000
                                                            202453 3871000.000SH     OTHER               35200.000       3835800.000
Cardinal Healthcare Inc        COM              14149Y108   171610 2487105.000SH     SOLE              2163700.000        323405.000
                                                             52902 766700.000SH      OTHER                7200.000        759500.000
Caterpillar Inc                COM              149123101   207383 4143510.000SH     SOLE              3608175.000        535335.000
                                                             56201 1122900.000SH     OTHER               11900.000       1111000.000
Cisco Systems                  COM              17275R102      808 44418.000SH       SOLE                20148.000         24270.000
Citigroup Inc.                 COM              172967101   902923 17087874.999SH    SOLE             14851805.999       2236069.000
                                                            266890 5050900.000SH     OTHER               48900.000       5002000.000
Citizens Bankshares Corp       COM              173168105       93 12426.000SH       SOLE                                  12426.000
Coca-Cola Co                   COM              191216100   703366 15630351.000SH    SOLE             13594096.000       2036255.000
                                                            222449 4943300.000SH     OTHER               49000.000       4894300.000
Colgate-Palmolive Co           COM              194162103   457452 7754739.000SH     SOLE              6747745.000       1006994.000
                                                            132462 2245500.000SH     OTHER               21700.000       2223800.000
Costco Wholesale Corp-New      COM              22160K105   557174 13563143.000SH    SOLE             11826731.000       1736412.000
                                                            175732 4277800.000SH     OTHER               38000.000       4239800.000
Disney, Walt Co                COM              254687106   536865 18583060.000SH    SOLE             16205526.000       2377534.000
                                                            155937 5397600.000SH     OTHER               53600.000       5344000.000
Duke Energy Corporation        COM              264399106      237 6072.000 SH       SOLE                                   6072.000
Dupont (E.I.) De Nemours & Co  COM              263534109      383 7939.000 SH       SOLE                 7039.000           900.000
EMC Corp/Mass                  COM              268648102      683 23350.000SH       SOLE                17450.000          5900.000
Eaton Corp                     COM              278058102      351 5000.000 SH       SOLE                                   5000.000
Elan Plc ADR                   COM              284131208     1177 19300.000SH       SOLE                                  19300.000
Electronic Arts, Inc.          COM              285512109   178557 3083881.000SH     SOLE              2651218.000        432663.000
                                                            138682 2395200.000SH     OTHER                8200.000       2387000.000
Electronic Data Systems        COM              285661104   918380 14694072.000SH    SOLE             12800903.000       1893169.000
                                                            306750 4908000.000SH     OTHER               41900.000       4866100.000
Eli Lilly & Co                 COM              532457108     1643 22200.000SH       SOLE                 4600.000         17600.000
Exxon Mobil Corp               COM              30231G102     1518 17374.000SH       SOLE                13971.000          3403.000
Fannie Mae                     COM              313586109      893 10500.000SH       SOLE                10500.000
Freddie Mac                    COM              313400301     1096 16100.000SH       SOLE                16100.000
Gap Inc.                       COM              364760108   336642 11608347.000SH    SOLE             10103662.000       1504685.000
                                                            105766 3647100.000SH     OTHER               33300.000       3613800.000
General Electric Co            COM              369604103   904917 18562407.000SH    SOLE             16186210.000       2376197.000
                                                            288975 5927700.000SH     OTHER               52700.000       5875000.000
Genuine Parts Co               COM              372460105      213 6750.000 SH       SOLE                                   6750.000
Gillette Co                    COM              375766102   278379 9602586.000SH     SOLE              8357743.000       1244843.000
                                                            126312 4357100.000SH     OTHER               27200.000       4329900.000
H & R Block                    COM              093671105     3563 55200.000SH       SOLE                37900.000         17300.000
Hewlett-Packard                COM              428236103      297 10400.000SH       SOLE                 8000.000          2400.000
Home Depot Inc.                COM              437076102   663529 14254109.000SH    SOLE             12405332.000       1848777.000
                                                            215398 4627250.000SH     OTHER               40450.000       4586800.000
Int'l Business Machines        COM              459200101      532 4704.000 SH       SOLE                 4704.000
Intel Corp                     COM              458140100     1944 66455.000SH       SOLE                50980.000         15475.000
Interpublic Group of Cos       COM              460690100   154691 5270556.500SH     SOLE              4581985.000        688571.500
                                                             48624 1656700.000SH     OTHER               15000.000       1641700.000
Johnson & Johnson              COM              478160104   869770 17395390.000SH    SOLE             15168765.000       2226625.000
                                                            285725 5714500.000SH     OTHER               49500.000       5665000.000
Lauder Estee Cos Inc Cl A      COM              518439104     2569 59600.000SH       SOLE                53700.000          5900.000
Marriott Int'l, Inc. Class A   COM              571903202   416777 8803913.500SH     SOLE              7655686.000       1148227.500
                                                            142768 3015800.000SH     OTHER               25200.000       2990600.000
Marsh & McLennan               COM              571748102   635158 6288697.000SH     SOLE              5471480.000        817217.000
                                                            193304 1913900.000SH     OTHER               17700.000       1896200.000
Masco Corp                     COM              574599106   378045 15146048.000SH    SOLE             13170615.000       1975433.000
                                                            116865 4682100.000SH     OTHER               43100.000       4639000.000
McDonald's Corp                COM              580135101    30826 1139187.000SH     SOLE              1059545.000         79642.000
                                                            102828 3800000.000SH     OTHER                               3800000.000
Medtronic Inc                  COM              585055106   580580 12618551.000SH    SOLE             10948772.000       1669779.000
                                                            172243 3743600.000SH     OTHER               36300.000       3707300.000
Merck & Co Inc                 COM              589331107      721 11275.000SH       SOLE                11275.000
Microsoft Corp                 COM              594918104     6662 91258.000SH       SOLE                64974.000         26284.000
Minnesota Mining & Mfg Co      COM              604059105   264646 2319420.000SH     SOLE              2018055.000        301365.000
                                                             84057 736700.000SH      OTHER                6700.000        730000.000
Mirant Corp.                   COM              604675108      719 20886.718SH       SOLE                    0.718         20886.000
Molex Cl A (Non-Vtg)           COM              608554200     2805 94075.000SH       SOLE                84350.000          9725.000
Nokia Corp Sponsored ADR       COM              654902204   404142 18212792.000SH    SOLE             15909275.000       2303517.000
                                                            142788 6434800.000SH     OTHER               55900.000       6378900.000
Oracle Corporation             COM              68389X105   292632 15401705.000SH    SOLE             13382320.000       2019385.000
                                                             94719 4985200.000SH     OTHER               44500.000       4940700.000
Paychex Inc.                   COM              704326107   174223 4355585.000SH     SOLE              3853955.000        501630.000
                                                               498 12450.000SH       OTHER               12450.000
Pepsico Inc                    COM              713448108   612246 13851730.000SH    SOLE             12072460.000       1779270.000
                                                            185613 4199400.000SH     OTHER               39000.000       4160400.000
Pfizer Inc                     COM              717081103   832130 20777289.000SH    SOLE             18075249.000       2702040.000
                                                            273093 6818800.000SH     OTHER               59600.000       6759200.000
Pharmacia Corporation          COM              71713U102   507579 11046329.000SH    SOLE              9681767.000       1364562.000
                                                            168264 3661900.000SH     OTHER               32400.000       3629500.000
Post Properties, Inc.          COM              737464107      210 5550.000 SH       SOLE                  200.000          5350.000
Procter & Gamble Co            COM              742718109   539144 8450536.000SH     SOLE              7352557.000       1097979.000
                                                            165484 2593800.000SH     OTHER               24300.000       2569500.000
Schering Plough                COM              806605101     3341 92190.000SH       SOLE                75900.000         16290.000
                                                             40226 1110000.000SH     OTHER                               1110000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
Solectron                      COM              834182107   305977 16720043.000SH    SOLE             14532294.000       2187749.000
                                                            113220 6186900.000SH     OTHER               48200.000       6138700.000
Southern Company               COM              842587107     1221 52533.000SH       SOLE                                  52533.000
State Street Corp.             COM              857477103      277 5600.000 SH       SOLE                                   5600.000
SunTrust Banks Inc             COM              867914103     3351 51734.000SH       SOLE                 7100.000         44634.000
United Americas Bankshares     COM              909335101       10 10000.000SH       SOLE                                  10000.000
United Parcel Service - Cl B   COM              911312106   268370 4643080.000SH     SOLE              4038745.000        604335.000
                                                             51217 886100.000SH      OTHER               13300.000        872800.000
Wachovia Corp New              COM              929771103      207 2914.000 SH       SOLE                 1814.000          1100.000
Wells Fargo & Co New           COM              949746101   274780 5918155.000SH     SOLE              5147704.000        770451.000
                                                             90320 1945300.000SH     OTHER               16900.000       1928400.000
Wrigley, (Wm) Jr Cl B          COM              982526105     7759 165620.000SH      SOLE                88510.000         77110.000
Montag & Caldwell Growth N Fun                  126413509      380 15457.757SH       SOLE                    0.086         15457.671